COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum lease payments under non-cancellable operating leases agreements
2017	¥ 55,675
2018	34,802
2019	28,240
2020	15,362
2021	11,918
2022 and thereafter	5,639
Total	151,636
Rental expenses	¥ 46,650	¥ 24,430	¥ 20,470